Portfolio of Investments August 31, 2026
Lifestyle Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—79.8%
1,552,629
Nuveen Core Bond Fund, Class R6 $ 14,004,713
1,546,731
Nuveen Core Plus Bond Fund, Class R6 13,997,915
2,784,172
Nuveen Short Term Bond Fund, Class R6 28,064,450
TOTAL FIXED INCOME 56,067,078
INTERNATIONAL EQUITY—7.0%
77,684
Nuveen Emerging Markets Equity Fund, Class R6 921,335
74,211
Nuveen International Equity Fund, Class R6 1,289,794
80,702
Nuveen International Opportunities Fund, Class R6 1,459,095
14,438
Nuveen International Value Fund, Class I 611,309
42,638
Nuveen Quant International Small Cap Equity Fund, Class R6 671,125
TOTAL INTERNATIONAL EQUITY 4,952,658
U.S. EQUITY—13.1%
77,235
Nuveen Core Equity Fund, Class R6 1,251,210
23,302
Nuveen Dividend Growth Fund, Class R6 1,495,554
86,281
Nuveen Dividend Value Fund, Class R6 1,513,366
30,842
Nuveen Growth Opportunities ETF 1,330,524
47,154
Nuveen Large Cap Growth Fund, Class R6 1,423,106
56,080
Nuveen Large Cap Value Fund, Class R6 1,594,357
5,434
Nuveen Quant Small Cap Equity Fund, Class R6 129,712
6,859
Nuveen Small Cap Select Fund, Class R6 123,592
16,056
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 308,757
TOTAL U.S. EQUITY 9,170,178
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $66,434,542) 70,189,914
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$65,000 (b) Fixed Income Clearing Corporation 3 .630% 09/01/26 65,000
TOTAL REPURCHASE AGREEMENTS 65,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $65,000) 65,000
TOTAL INVESTMENTS—100.0%
(Cost $66,499,542) 70,254,914
OTHER ASSETS & LIABILITIES, NET—(0.0)% (31,789)
NET ASSETS—100.0% $ 70,223,125
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $65,007 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 1.625%
and maturity date 10/15/27, valued at $66,523.

Lifestyle Income

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Affiliated investment companies $70,189,914 $— $— $70,189,914
Short-Term Investments
:
Repurchase agreements — 65,000 — 65,000
$70,189,914 $65,000 $– $70,254,914
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifestyle Conservative

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—59.8%
3,509,864
Nuveen Core Bond Fund, Class R6 $ 31,658,977
10,490,360
Nuveen Core Plus Bond Fund, Class R6 94,937,760
6,319,564
Nuveen Short Term Bond Fund, Class R6 63,701,206
TOTAL FIXED INCOME 190,297,943
INTERNATIONAL EQUITY—14.1%
699,640
Nuveen Emerging Markets Equity Fund, Class R6 8,297,736
672,852
Nuveen International Equity Fund, Class R6 11,694,162
729,894
Nuveen International Opportunities Fund, Class R6 13,196,476
130,777
Nuveen International Value Fund, Class I 5,537,104
388,544
Nuveen Quant International Small Cap Equity Fund, Class R6 6,115,685
TOTAL INTERNATIONAL EQUITY 44,841,163
U.S. EQUITY—26.1%
698,538
Nuveen Core Equity Fund, Class R6 11,316,313
210,931
Nuveen Dividend Growth Fund, Class R6 13,537,555
780,995
Nuveen Dividend Value Fund, Class R6 13,698,659
279,281
Nuveen Growth Opportunities ETF 12,048,182
426,248
Nuveen Large Cap Growth Fund, Class R6 12,864,179
506,852
Nuveen Large Cap Value Fund, Class R6 14,409,789
49,461
Nuveen Quant Small Cap Equity Fund, Class R6 1,180,628
62,054
Nuveen Small Cap Select Fund, Class R6 1,118,221
145,194
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 2,792,085
TOTAL U.S. EQUITY 82,965,611
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $279,557,001) 318,104,717
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$469,000 (b) Fixed Income Clearing Corporation 3 .630% 09/01/26 469,000
TOTAL REPURCHASE AGREEMENTS 469,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $469,000) 469,000
TOTAL INVESTMENTS—100.1%
(Cost $280,026,001) 318,573,717
OTHER ASSETS & LIABILITIES, NET—(0.1)% (465,329)
NET ASSETS—100.0% $ 318,108,388
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $469,047 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 6/30/32, valued at $478,408.

Lifestyle Conservative

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Conservative
Affiliated investment companies $318,104,717 $— $— $318,104,717
Short-Term Investments
:
Repurchase agreements — 469,000 — 469,000
$318,104,717 $469,000 $– $318,573,717
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifestyle Moderate

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.8%
27,371,315
Nuveen Core Plus Bond Fund, Class R6 $ 247,710,401
TOTAL FIXED INCOME 247,710,401
INTERNATIONAL EQUITY—21.1%
2,052,596
Nuveen Emerging Markets Equity Fund, Class R6 24,343,790
1,972,213
Nuveen International Equity Fund, Class R6 34,277,055
2,135,863
Nuveen International Opportunities Fund, Class R6 38,616,408
382,487
Nuveen International Value Fund, Class I 16,194,500
1,132,679
Nuveen Quant International Small Cap Equity Fund, Class R6 17,828,367
TOTAL INTERNATIONAL EQUITY 131,260,120
U.S. EQUITY—39.0%
2,048,291
Nuveen Core Equity Fund, Class R6 33,182,312
618,007
Nuveen Dividend Growth Fund, Class R6 39,663,717
2,288,395
Nuveen Dividend Value Fund, Class R6 40,138,445
817,794
Nuveen Growth Opportunities ETF 35,279,633
1,249,291
Nuveen Large Cap Growth Fund, Class R6 37,703,617
1,485,940
Nuveen Large Cap Value Fund, Class R6 42,245,262
143,958
Nuveen Quant Small Cap Equity Fund, Class R6 3,436,279
182,021
Nuveen Small Cap Select Fund, Class R6 3,280,023
425,051
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 8,173,730
TOTAL U.S. EQUITY 243,103,018
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $502,658,028) 622,073,539
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$406,000 (b) Fixed Income Clearing Corporation 3 .630% 09/01/26 406,000
TOTAL REPURCHASE AGREEMENTS 406,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $406,000) 406,000
TOTAL INVESTMENTS—100.0%
(Cost $503,064,028) 622,479,539
OTHER ASSETS & LIABILITIES, NET—(0.0)% (223,182)
NET ASSETS—100.0% $ 622,256,357
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $406,041 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $414,162.

Lifestyle Moderate

Portfolio of Investments August 31, 2026
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Moderate
Affiliated investment companies $622,073,539 $— $— $622,073,539
Short-Term Investments
:
Repurchase agreements — 406,000 — 406,000
$622,073,539 $406,000 $– $622,479,539
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifestyle Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—19.9%
7,728,835
Nuveen Core Plus Bond Fund, Class R6 $ 69,945,955
TOTAL FIXED INCOME 69,945,955
INTERNATIONAL EQUITY—28.1%
1,550,935
Nuveen Emerging Markets Equity Fund, Class R6 18,394,085
1,485,618
Nuveen International Equity Fund, Class R6 25,820,038
1,610,876
Nuveen International Opportunities Fund, Class R6 29,124,640
289,233
Nuveen International Value Fund, Class I 12,246,139
850,760
Nuveen Quant International Small Cap Equity Fund, Class R6 13,390,964
TOTAL INTERNATIONAL EQUITY 98,975,866
U.S. EQUITY—52.0%
1,540,861
Nuveen Core Equity Fund, Class R6 24,961,944
465,573
Nuveen Dividend Growth Fund, Class R6 29,880,483
1,730,632
Nuveen Dividend Value Fund, Class R6 30,355,279
617,188
Nuveen Growth Opportunities ETF 26,625,490
943,866
Nuveen Large Cap Growth Fund, Class R6 28,485,870
1,122,179
Nuveen Large Cap Value Fund, Class R6 31,903,560
108,493
Nuveen Quant Small Cap Equity Fund, Class R6 2,589,733
137,679
Nuveen Small Cap Select Fund, Class R6 2,480,981
320,500
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,163,220
TOTAL U.S. EQUITY 183,446,560
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $257,149,102) 352,368,381
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENTS—0.0%
$88,000 (b) Fixed Income Clearing Corporation 3 .630% 09/01/26 88,000
TOTAL REPURCHASE AGREEMENTS 88,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $88,000) 88,000
TOTAL INVESTMENTS—100.0%
(Cost $257,237,102) 352,456,381
OTHER ASSETS & LIABILITIES, NET—0.0% 77,563
NET ASSETS—100.0% $ 352,533,944
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $88,009 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 6/30/32, valued at $89,883.

Lifestyle Growth

Portfolio of Investments August 31, 2026
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Growth
Affiliated investment companies $352,368,381 $— $— $352,368,381
Short-Term Investments
:
Repurchase agreements — 88,000 — 88,000
$352,368,381 $88,000 $– $352,456,381
1 1 1 1 1

Portfolio of Investments August 31, 2026
Lifestyle Aggressive Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
INTERNATIONAL EQUITY—35.1%
1,625,988
Nuveen Emerging Markets Equity Fund, Class R6 $ 19,284,222
1,556,520
Nuveen International Equity Fund, Class R6 27,052,315
1,689,001
Nuveen International Opportunities Fund, Class R6 30,537,146
302,900
Nuveen International Value Fund, Class I 12,824,771
892,984
Nuveen Quant International Small Cap Equity Fund, Class R6 14,055,565
TOTAL INTERNATIONAL EQUITY 103,754,019
U.S. EQUITY—64.9%
1,615,824
Nuveen Core Equity Fund, Class R6 26,176,354
488,743
Nuveen Dividend Growth Fund, Class R6 31,367,556
1,811,076
Nuveen Dividend Value Fund, Class R6 31,766,278
646,976
Nuveen Growth Opportunities ETF 27,910,545
987,671
Nuveen Large Cap Growth Fund, Class R6 29,807,922
1,175,981
Nuveen Large Cap Value Fund, Class R6 33,433,145
113,906
Nuveen Quant Small Cap Equity Fund, Class R6 2,718,930
144,092
Nuveen Small Cap Select Fund, Class R6 2,596,536
336,034
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,461,940
TOTAL U.S. EQUITY 192,239,206
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $198,299,328) 295,993,225
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$359,000 (b) Fixed Income Clearing Corporation 3 .630% 09/01/26 359,000
TOTAL REPURCHASE AGREEMENTS 359,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $359,000) 359,000
TOTAL INVESTMENTS—100.1%
(Cost $198,658,328) 296,352,225
OTHER ASSETS & LIABILITIES, NET—(0.1)% (224,955)
NET ASSETS—100.0% $ 296,127,270
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $359,036 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $366,262.

Lifestyle Aggressive Growth

Portfolio of Investments August 31, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Aggressive Growth
Affiliated investment companies $295,993,225 $— $— $295,993,225
Short-Term Investments
:
Repurchase agreements — 359,000 — 359,000
$295,993,225 $359,000 $– $296,352,225
1 1 1 1 1

Portfolio of Investments August 31, 2026
Managed Allocation

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.8%
41,090,908
Nuveen Core Plus Bond Fund, Class R6 $ 371,872,722
TOTAL FIXED INCOME 371,872,722
INTERNATIONAL EQUITY—21.1%
3,071,828
Nuveen Emerging Markets Equity Fund, Class R6 36,431,877
2,959,365
Nuveen International Equity Fund, Class R6 51,433,763
3,205,573
Nuveen International Opportunities Fund, Class R6 57,956,758
577,527
Nuveen International Value Fund, Class I 24,452,507
1,702,054
Nuveen Quant International Small Cap Equity Fund, Class R6 26,790,330
TOTAL INTERNATIONAL EQUITY 197,065,235
U.S. EQUITY—39.1%
3,073,063
Nuveen Core Equity Fund, Class R6 49,783,625
924,940
Nuveen Dividend Growth Fund, Class R6 59,362,624
3,436,439
Nuveen Dividend Value Fund, Class R6 60,275,146
1,232,617
Nuveen Growth Opportunities ETF 53,175,097
1,875,489
Nuveen Large Cap Growth Fund, Class R6 56,602,265
2,232,734
Nuveen Large Cap Value Fund, Class R6 63,476,629
216,365
Nuveen Quant Small Cap Equity Fund, Class R6 5,164,629
271,046
Nuveen Small Cap Select Fund, Class R6 4,884,246
638,096
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 12,270,590
TOTAL U.S. EQUITY 364,994,851
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $718,630,173) 933,932,808
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$889,000 (b) Fixed Income Clearing Corporation 3 .630% 09/01/26 889,000
TOTAL REPURCHASE AGREEMENTS 889,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $889,000) 889,000
TOTAL INVESTMENTS—100.1%
(Cost $719,519,173) 934,821,808
OTHER ASSETS & LIABILITIES, NET—(0.1)% (887,951)
NET ASSETS—100.0% $ 933,933,857
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $889,090 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $906,960.

Managed Allocation

Portfolio of Investments August 31, 2026
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Affiliated investment companies $933,932,808 $— $— $933,932,808
Short-Term Investments
:
Repurchase agreements — 889,000 — 889,000
$933,932,808 $889,000 $– $934,821,808
1 1 1 1 1